Commitments and Contingencies - Additional Information (Detail) $ in Thousands						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($)	Sep. 26, 2024 USD ($)	Jul. 28, 2023 USD ($)	May 11, 2023 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2021	Jul. 31, 2019 agreement	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 25, 2024 USD ($)	Nov. 30, 2023 USD ($)
Other Commitments [Line Items]
Accounts payable and accrued expenses								$ 6,622		$ 6,622		$ 25,592	$ 21,540
Operating Lease, renewable term				5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										us-gaap:SecuredOvernightFinancingRateSofrMember
Operating lease liabilities												6,088
Operating lease right-of-use assets												4,864	1,551
Lease incentives																$ 1,755
Lease incentives reimbursed												808
Research and development								1,362	$ 25,451	$ 32,634	$ 80,095	108,510	91,879	$ 82,701
Operating lease liability - current								3,417		3,417			1,918
Cash payment relating to operating leases								4,363	500	4,363	1,489	$ 1,992	1,957
New Corporate Headquarters Office Space [Member]
Other Commitments [Line Items]
Lease, annual fixed rent				$ 1,300
Lease, fixed rent, annual increase, percent				2.50%
Option to extend				true
Operating Lease, renewable term				5 years
Lessee, operating lease, discount rate, basis spread on variable rate				7.75%								7.75%
Discount rate - operating leases				12.83%								12.83%
Operating lease liabilities			$ 6,672
Lessee, operating lease, incentives			2,900
Operating lease right-of-use assets			6,779
Lease incentives			$ 2,900
Lease incentives reimbursed										2,094
Lease incentives remaining to be reimbursed										0
Operating Lease, expense								241	214	766	214	$ 524
Lessee, operating lease, discount rate, variable rate basis, floor				2.75%								2.75%
New Corporate Headquarters Office Space [Member] | Research and Development [Member]
Other Commitments [Line Items]
Operating Lease, expense									150	368	150	$ 367
New Corporate Headquarters Office Space [Member] | General and Administrative [Member]
Other Commitments [Line Items]
Operating Lease, expense								241	64	398	64	157
Assignment of New Lease
Other Commitments [Line Items]
Operating lease, cash lease payments		$ 3,238
Operating lease, release payments		1,125
Operating lease, initial direct costs capitalized		577
Operating lease liability - current		3,417													$ 7,780
Cash payment relating to operating leases		$ 4,363
Impairment charge in ROU asset								4,274		4,274
Non-cash lease payments								3,417		3,417
Assignment of New Lease | Subsequent Event [Member]
Other Commitments [Line Items]
Operating lease, non-cash lease payments	$ 3,417
Original Corporate Headquarters Office Space And Amendment [Member]
Other Commitments [Line Items]
Operating lease cost												1,624	1,624	1,624
Original Corporate Headquarters Office Space And Amendment [Member] | Research and Development [Member]
Other Commitments [Line Items]
Operating Lease, expense												1,137	1,137	1,137
Original Corporate Headquarters Office Space And Amendment [Member] | General and Administrative [Member]
Other Commitments [Line Items]
Operating Lease, expense												487	487	487
Patheon and Patheon Manufacturing Services LLC [Member]
Other Commitments [Line Items]
Reduced demand payment for manufacturing commitments												1,700
Old Stamford Operating Lease [Member]
Other Commitments [Line Items]
Operating lease cost								0	407	0	1,220
Old Stamford Operating Lease [Member] | Research and Development [Member]
Other Commitments [Line Items]
Operating lease cost									285		854
Old Stamford Operating Lease [Member] | General and Administrative [Member]
Other Commitments [Line Items]
Operating lease cost									122		366
Patheon [Member]
Other Commitments [Line Items]
Reduced demand payment for manufacturing commitments												1,700
New Stamford Lease [Member]
Other Commitments [Line Items]
Letter of credit amount outstanding								1,500		1,500		1,500
Non-Exclusive License Agreement [Member] | Enteris Biopharma, Inc. [Member]
Other Commitments [Line Items]
Payment of milestone payment								$ 0	$ 0	$ 0	$ 0	$ 0	5,000	15,000
Upfront fee					$ 8,000
Upfront fee payment, cash					4,000
Upfront fee payment, stock					$ 4,000
Research and development													$ 5,000	$ 15,000
License agreement expiration period, first commercial sale					10 years
Agreement termination period for material breach					60 days
Agreement termination period for material breach of a payment obligation					30 days
Agreement termination period for challenged patent rights					30 days
Agreement termination period prior to first regulatory approval					30 days
Agreement termination period after first regulatory approval					60 days
MSA [Member] | Patheon and Patheon Manufacturing Services LLC [Member]
Other Commitments [Line Items]
Number of related product agreements | agreement							2
MSA [Member] | Patheon [Member]
Other Commitments [Line Items]
Agreement renewal term							2 years
Agreement initial term, expiration date							Dec. 31, 2024
MSA [Member] | Patheon [Member] | Minimum [Member]
Other Commitments [Line Items]
Termination notice effective period							18 months
API Commercial Supply Agreement - PPL [Member]
Other Commitments [Line Items]
Agreement renewal term						5 years
Agreement successive renewal term										2 years
MSA or Product Agreement [Member] | Patheon [Member]
Other Commitments [Line Items]
Agreement initial term, expiration date							Either party may terminate the MSA or a Product Agreement upon written notice if the other party (1) has failed to remedy a material breach within a specified time or (2) is declared insolvent or bankrupt, voluntarily files a petition of bankruptcy or assigns such agreement for the benefit of creditors. The Company may terminate a Product Agreement (a) upon 90 days’ prior written notice if any governmental agency takes any action that prevents the Company from selling the relevant product in the relevant territory, (b) upon six months’ prior written notice if it does not intend to order manufacturing services due to a product’s discontinuance in the market, or (c) upon 90 days’ prior written notice if it determines that the manufacture or supply of a product likely infringes third-party rights. Patheon may terminate the MSA or a Product Agreement (i) upon six months’ prior written notice if the Company assigns such agreement to an assignee that is unacceptable to Patheon for certain reasons, or (ii) upon 30 days’ prior written notice if, after the first year of commercial sales, the Company forecasts zero volume for 12 months.
Termination notice effective period upon government agency restrictions							90 days
Termination notice effective period upon discontinuance in the market							6 months
Termination notice period if likely infringes on third-party rights							90 days
Termination notice period if assignee is unacceptable							6 months
Termination notice period if zero volume is forecasted after first year of commercial sales							30 days